Borrowings - Narratives (Details) $ in Thousands, € in Millions, د.ك in Millions, ¥ in Millions, R$ in Millions, ₦ in Billions, in Billions							1 Months Ended	12 Months Ended
	Nov. 29, 2021 USD ($)	Nov. 18, 2021	Mar. 04, 2021 USD ($)	Jul. 31, 2020 USD ($)	Jul. 21, 2020 USD ($)	Sep. 18, 2018	Jun. 28, 2021 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2021 NGN (₦)	Dec. 31, 2021 XAF ( )	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 KWD (د.ك)	Dec. 31, 2021 CNY (¥)	Jun. 28, 2021 BRL (R$)	May 21, 2021 USD ($)	May 21, 2021 BRL (R$)	Mar. 30, 2021 USD ($)	Dec. 31, 2020 XAF ( )	Dec. 31, 2020 EUR (€)	Dec. 31, 2020 BRL (R$)	Dec. 31, 2020 KWD (د.ك)	Apr. 19, 2020 KWD (د.ك)	Dec. 31, 2019 XAF ( )	Dec. 31, 2019 EUR (€)	Sep. 18, 2019 USD ($)	Dec. 31, 2018 USD ($)
Disclosure of detailed information about borrowings [line items]
Maximum debt amount								$ 3,500,000		$ 2,600,000
Issue of debt								1,076,063		232,219	$ 1,800,000
Borrowings								2,609,090		2,203,209	2,055,878																		$ 1,897,774
Repayments of borrowings, classified as financing activities								653,504		99,903	1,622,317
Debt repaid								653,504		99,903	1,622,317
Interest paid								168,285		167,938	$ 171,883
IHS Netherlands Holdco B.V.
Disclosure of detailed information about borrowings [line items]
Issue of debt					$ 150,000
IHS Netherlands Holdco B.V., 2027
Disclosure of detailed information about borrowings [line items]
Debt instrument, face amount								$ 940,000																				$ 800,000
Interest rate								8.00%				8.00%	8.00%	8.00%	8.00%	8.00%
Issue of debt				$ 140,000
Debt term						8 years
IHS Netherlands Holdco B.V., 2025
Disclosure of detailed information about borrowings [line items]
Debt instrument, face amount																												$ 500,000
Issue of debt				$ 10,000
Repayments of borrowings, classified as financing activities	$ 510,000
Debt repaid	510,000
Interest paid	7,300
Early redemption premium paid	$ 18,200
Senior Credit Facilities
Disclosure of detailed information about borrowings [line items]
Debt term								60 months	60 months
Borrower's notice period for voluntary prepayment and permanent cancellation of facility								5 days	5 days
Senior Credit Facilities | US Dollar
Disclosure of detailed information about borrowings [line items]
Debt instrument, face amount								$ 110,000
Senior Credit Facilities | Nigeria Naira
Disclosure of detailed information about borrowings [line items]
Debt instrument, face amount								$ 325,000				₦ 141.3
Senior Credit Facilities | LIBOR | US Dollar
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis								4.25%				4.25%	4.25%	4.25%	4.25%	4.25%
Interest rate basis floor								0.00%	0.00%
Senior Credit Facilities | LIBOR | Minimum | Margin ratchet activated | US Dollar
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis								3.50%				3.50%	3.50%	3.50%	3.50%	3.50%
Senior Credit Facilities | LIBOR | Maximum | Margin ratchet activated | US Dollar
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis								4.50%				4.50%	4.50%	4.50%	4.50%	4.50%
Senior Credit Facilities | NIBOR | Nigeria Naira
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis								2.50%				2.50%	2.50%	2.50%	2.50%	2.50%
Interest rate basis floor								0.00%	0.00%
IHS Cote d Ivoire S.A. | Maximum
Disclosure of detailed information about borrowings [line items]
Debt instrument, face amount													18.3	€ 52							44.6	€ 52				44.6	€ 52
IHS Zambia Limited
Disclosure of detailed information about borrowings [line items]
Borrowings			$ 600
Remaining fully drawn down loan facility			$ 95,000
Deferral period of principal payments			24 months
IHS Rwanda Limited
Disclosure of detailed information about borrowings [line items]
Borrowings																				$ 0
IHS Brasil Cesso de Infraestruturas S.A. | Banco Safra [member]
Disclosure of detailed information about borrowings [line items]
Borrowings										5,400													R$ 30
IHS Brasil Cesso de Infraestruturas S.A. | Itau BBA [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings										30,500													R$ 170
IHS Kuwait Limited
Disclosure of detailed information about borrowings [line items]
Interest rate																									2.00%
Borrowings								$ 69,000		$ 52,100					د.ك 21.0									د.ك 15.8
Remaining fully drawn down loan facility | د.ك																									د.ك 26.0
IHS Holding limited, Senior Note Maturing 2026
Disclosure of detailed information about borrowings [line items]
Debt instrument, face amount								$ 500,000
Interest rate								5.625%				5.625%	5.625%	5.625%	5.625%	5.625%
Debt term		5 years
IHS Holding limited, Senior Note Maturing 2026 | US Dollar
Disclosure of detailed information about borrowings [line items]
Interest rate								5.63%				5.63%	5.63%	5.63%	5.63%	5.63%
Borrowings								$ 496,850
IHS Holding limited, Senior Note Maturing 2028
Disclosure of detailed information about borrowings [line items]
Debt instrument, face amount								$ 500,000
Interest rate								6.25%				6.25%	6.25%	6.25%	6.25%	6.25%
Debt term		7 years
IHS Holding limited, Senior Note Maturing 2028 | US Dollar
Disclosure of detailed information about borrowings [line items]
Interest rate								6.25%				6.25%	6.25%	6.25%	6.25%	6.25%
Borrowings								$ 497,366
Global Independent Connect Limited
Disclosure of detailed information about borrowings [line items]
Maximum debt amount								$ 3,200								¥ 21.6
Debt term								90 days	90 days
Repayments of borrowings, classified as financing activities								$ 3,300	¥ 22.2
Repayment of cash cover								100	0.6
Debt repaid								$ 3,300	¥ 22.2
IHS Brazil Participaes Limited
Disclosure of detailed information about borrowings [line items]
Debt instrument, face amount							$ 17,900										R$ 100	$ 53,800	R$ 300
Interest rate							3.65%										3.65%	3.65%	3.65%
Principal payments grace period							1 year